10. INVENTORY, NET (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Net Tables Abstract
Summary of inventory
Classes of inventory	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Wine in bulk (a)	191,359,449	154,421,580
Bottled wines (b)	61,121,747	54,032,816
Semi-elaborared wines	6,287,492	5,945,781
Liquors	2,598,860	4,273,575
Material and Supplies (c)	13,061,424	12,816,687
Other Products (d)	2,960,814	4,242,652
Total inventory, net	277,389,786	235,733,091

(a)	Within “Wine in bulk” is included the non-bottled wine.

(b)	Within bottled wines is included the wine once concluded the bottling process.

(c)	In material and supplies are included all those necessary resources for the wine production.

(d)	In other products are all those inventory not included in the above lines, such as beverages other than wine and merchandising material.

Changes of estimates to net realizable value
	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Beginning balance	(1,747,589)	(2,306,166)	(2,481,150)
Estimation of obsolescence	(1,786,299)	(1,339,215)	(1,114,952)
Application of the estimation	1,546,116	1,897,792	1,289,936
Total	(1,987,772)	(1,747,589)	(2,306,166)

Summary of direct costs
	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Direct cost	378,810,873	382,485,664	385,682,789